Changes in Allowance for Credit Losses by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at Beginning of Year	$ 357.3	$ 340.6	$ 251.1
Charge-Offs	(116.3)	(150.1)	(132.3)
Recoveries	32.9	6.9	6.5
Net Charge-Offs	(83.4)	(143.2)	(125.8)
Provision for Credit Losses	55.0	160.0	215.0
Effect of Foreign Exchange Rates		(0.1)	0.3
Balance at End of Year	328.9	357.3	340.6
Allowance assigned to loans and leases	294.8	319.6	309.2
Allowance assigned to unfunded commitments and standby letters of credit	34.1	37.7	31.4
Total Allowance for Credit Losses	328.9	357.3	340.6
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at Beginning of Year	256.7	252.2	185.6
Charge-Offs	(56.3)	(76.2)	(53.1)
Recoveries	21.5	3.6	3.1
Net Charge-Offs	(34.8)	(72.6)	(50.0)
Provision for Credit Losses	(10.9)	77.2	116.3
Effect of Foreign Exchange Rates		(0.1)	0.3
Balance at End of Year	211.0	256.7	252.2
Allowance assigned to loans and leases	178.6	220.7	222.9
Allowance assigned to unfunded commitments and standby letters of credit	32.4	36.0	29.3
Total Allowance for Credit Losses	211.0	256.7	252.2
Personal
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at Beginning of Year	100.6	88.4	65.5
Charge-Offs	(60.0)	(73.9)	(79.2)
Recoveries	11.4	3.3	3.4
Net Charge-Offs	(48.6)	(70.6)	(75.8)
Provision for Credit Losses	65.9	82.8	98.7
Balance at End of Year	117.9	100.6	88.4
Allowance assigned to loans and leases	116.2	98.9	86.3
Allowance assigned to unfunded commitments and standby letters of credit	1.7	1.7	2.1
Total Allowance for Credit Losses	$ 117.9	$ 100.6	$ 88.4